SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Options Granted
During 2019, the Company granted options to employees, officers, directors, consultants and service providers as follows: (i) in January the Company granted 475,875 options, (ii) in April the Company granted 112,708 options, (iii) in August the Company granted 30,000 options and (iv) in November the Company granted 132,750 options.
During 2018, the Company granted options to employees, officers, directors, consultants and service providers as follows: (i) in February the Company granted 3,578 options and (ii) in September 2018, the Company granted 354,402 options.

	Year Ended December 31, 2019
	Award amount	Exercise price range	Vesting period	Expiration

Employees, officers and directors	620,126	$7.49-$41.55	0-3 Years	7 Years

Service providers and consultants	131,207	$7.49-$41.55	0-2 Years	7 Years

	Year Ended December 31, 2018
	Award amount	Exercise price range	Vesting period	Expiration

Employees, officers and directors	212,176	$0.56-$6.32	0-2 Years	7 Years

Service providers and consultants	145,804	$6.32	0-2 Years	7 Years

Schedule of Outstanding and Execisable Options
The following tables summarize information concerning outstanding and exercisable options as of December 31, 2019:

December 31, 2019
Options outstanding			Options exercisable
	Number of	Weighted	Number of	Weighted
	options	average	options	average
	outstanding	remaining	exercisable	remaining
Exercise	at end of	contractual	at end of	contractual
prices *	year	Life	year	life
$0.20	613,628	1	613,628	1
$0.44	55,459	2.52	55,459	2.52
$0.56	7,597,220	3.35	7,597,220	3.35
$6.32	318,710	5.72	272,870	5.72
$7.49	441,883	6.02	346,839	6.02
$10.23	112,708	6.26	38,760	6.26
$14.00	30,000	6.62	7,500	6.62
$41.55	131,250	6.91	-	-

* In U.S. dollars per Ordinary Share.

Schedule of Share Based Compensation Expense
The following table illustrates the effect of share-based compensation on the statements of income:

	Year ended December 31
	2019	2018	2017

Cost of sales	94	25	36
Research and development expenses	179	63	21
Selling and marketing expenses	1,158	1,817	2,277
General and administrative expenses	126	42	102
	1,557	1,947	2,436

Schedule of Changes in Redeemable Non Controlling Interest
The changes in redeemable non-controlling interest are as follow:

	Year ended December 31
	2019	2018	2017
Balance as of January 1	2,187	3,066	183
Adjustment to redemption value of redeemable non-controlling interest	130	535	1,154
Increases due to additional investment of redeemable non-controlling interest	-	-	1,729
Waiver of redeemable non-controlling interest	(2,317)	(1,414)	-
Balance as of December 31	-,-	2,187	3,066

Employees, officers and directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Options Granted
Options granted to employees, executive officers and directors

	Year ended December 31
	2019		2018
		Weighted		Weighted
	Number	average	Number	average
	of	exercise	of	exercise
	Options	price*	Options	price*
Outstanding at beginning of year	6,565,592	$0.69	6,728,398	$0.53
Changes during the year:
Granted	620,126	14.48	212,176	6.22
Exercised	(276,759)	0.90	(287,204)	0.56
Forfeited	(35,492)	8.93	(44,720)	2.86
Expired	(88,556)	0.56	(43,058)	0.56
Outstanding at end of year	6,784,911	$1.90	6,565,592	$0.69
Exercisable at end of year	6,443,780	$0.96	6,359,323	$0.56

* In U.S. dollars per Ordinary Share.

Schedule of Assumptions Used to Calculate Fair Value of Options Granted
The fair value of each option granted is estimated on the date of grant using the binomial option-pricing model, with the following assumptions:

	Year ended December 31
	2019	2018	2017

Fair value of one ordinary share	$7.49-$41.55	$4.86-$6.32	$0.48-$3.12
Dividend yield	0%	0%	0%
Expected volatility	46.03%-51.91%	51.2%	39% –50%
Risk-free interest rate	1.62%-2.60%	2.96%	0.82% – 2.26%
Early exercise multiple (“EEM”)	150% - 250%	150% - 250%	150% - 250%
Contractual term	7 years	7 years	7 years

Service providers and consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Options Granted
Options granted to consultants and other service providers:

	Year ended December 31
	2019		2018
		Weighted		Weighted
	Number	average	Number	average
	of	exercise	of	exercise
	options	price*	options	price*
Outstanding at beginning of year	2,826,623	$0.84	2,725,544	$0.54
Changes during the year -
Granted	131,207	12.78	145,804	6.32
Exercised	(339,910)	0.41	(44,725)	0.56
Expired	(101,973)	0.56	-	-
Outstanding at end of year	2,515,947	$1.53	2,826,623	$0.84
Exercisable at end of year	2,488,496	$1.21	2,715,021	$0.61

* In U.S. dollars per Ordinary Share.

Schedule of Assumptions Used to Calculate Fair Value of Options Granted
The fair value of each option granted is estimated on the date of grant using the binomial option-pricing model, with the following assumptions:

	Year ended December 31
	2019	2018	2017

Fair value of one ordinary share	$7.49-$41.55	$6.32	$0.45-$4.11
Dividend yield	0%	0%	0%
Expected volatility	46.03%-51.91%	51.2%	39% –50%
Risk-free interest rate	1.71%-2.60%	2.96%	0.82% – 2.26%
Early exercise multiple	0%	0%	0%
Contractual term	7 years	7 years	7 years